SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Summarizes the Company's net revenues generated from different geographic locations
	Years ended December 31,
	2009	2010	2011
	$	$	$
Europe:
- Germany	286,219,970	447,315,689	756,574,856
- Spain	101,849,024	404,130,517	271,071,071
- Italy	166,062,299	409,560,784	262,491,774
- Belgium	173,422,962	87,327,868	40,716,601
- Others	60,598,197	87,786,895	66,679,873
Europe Total	788,152,452	1,436,121,753	1,397,534,175
China	24,434,338	70,782,741	144,739,344
United States	13,238,207	262,300,116	440,298,709
Others	19,310,578	88,484,664	65,329,348
Total net revenues	845,135,575	1,857,689,274	2,047,901,576